Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	June 30, 2025	June 30, 2024
	$	$
	Unaudited

Sales of goods	1,450,561	1,804,765

Schedule of Income by Geography	Income by geography
	For the period ended June 30, 2025	For the period ended June 30, 2024
	% of total income	% of total income
Israel	30%	65%
U.S. & Canada	50%	30%
Rest of the world	20%	5%